Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)
	PG&E Corporation			Utility
	Year Ended December 31,
(in millions)	2013	2012	2011	2013	2012	2011
Current:
Federal	$(218)	$(74)	$(77)	$(222)	$(52)	$(83)
State	(26)	33	152	(23)	41	161
Deferred:
Federal	552	374	504	604	404	534
State	(35)	(92)	(135)	(28)	(91)	(128)
Tax credits	(5)	(4)	(4)	(5)	(4)	(4)
Income tax provision	$268	$237	$440	$326	$298	$480

Schedule Of Deferred Tax Assets And Liabilities
	PG&E Corporation		Utility
	Year Ended December 31,
(in millions)	2013	2012	2013	2012
Deferred income tax assets:
Customer advances for construction	$90	$101	$90	$101
Reserve for damages	161	175	161	175
Environmental reserve	152	97	152	97
Compensation	167	229	102	179
Net operating loss carryforward	890	938	670	736
GHG allowances	108	34	108	34
Other	135	230	128	221
Total deferred income tax assets	$1,703	$1,804	$1,411	$1,543
Deferred income tax liabilities:
Regulatory balancing accounts	$261	$256	$261	$256
Property related basis differences	8,048	7,449	8,038	7,447
Income tax regulatory asset	748	663	748	663
Other	151	173	86	99
Total deferred income tax liabilities	$9,208	$8,541	$9,133	$8,465
Total net deferred income tax liabilities	$7,505	$6,737	$7,722	$6,922
Classification of net deferred income tax liabilities:
Included in current liabilities (assets)	$(318)	$(11)	$(320)	$(17)
Included in noncurrent liabilities	7,823	6,748	8,042	6,939
Total net deferred income tax liabilities	$7,505	$6,737	$7,722	$6,922

Schedule Of Effective Income Tax Rate Reconciliation
	PG&E Corporation			Utility
	Year Ended December 31,
	2013	2012	2011	2013	2012	2011
Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (decrease) in income
tax rate resulting from:
State income tax (net of
federal benefit)	(3.1)	(3.9)	1.1	(2.2)	(3.0)	1.6
Effect of regulatory treatment
of fixed asset differences	(4.2)	(4.1)	(4.4)	(3.8)	(3.9)	(4.2)
Tax credits	(0.4)	(0.6)	(0.5)	(0.4)	(0.6)	(0.5)
Benefit of loss carryback	(1.1)	(0.7)	(1.9)	(1.0)	(0.4)	(2.1)
Non deductible penalties	0.8	0.6	6.5	0.7	0.5	6.3
Other, net	(2.2)	(3.8)	(1.5)	(0.9)	(0.8)	0.1
Effective tax rate	24.8%	22.5%	34.3%	27.4%	26.8%	36.2%

Schedule Of Change In Unrecognized Tax Benefits
	PG&E Corporation			Utility
	2013	2012	2011	2013	2012	2011
(in millions)
Balance at beginning of year	$581	$506	$714	$575	$503	$712
Additions for tax position taken
during a prior year	12	32	2	12	26	2
Reductions for tax position
taken during a prior year	(6)	(13)	(198)	(6)	(10)	(196)
Additions for tax position
taken during the current year	79	67	3	79	67	-
Settlements	-	(11)	(15)	-	(11)	(15)
Balance at end of year	$666	$581	$506	$660	$575	$503